Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	€ 783	€ 933
Value added tax and sales taxes payable	380	335
Other current liabilities	31	74
Total	€ 1,194	€ 1,342